LOANS AND ADVANCES TO CUSTOMERS, NET - Impact of movements in the value of the portfolio and loss allowance by stage (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
12-month expected credit losses | Stage 1
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	$ (14,743,096)	$ 22,899,408
Increase (decrease) in loss allowance	(165,889)	(1,520,924)
Lifetime expected credit losses | Stage 2
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	(3,379,222)	627,630
Increase (decrease) in loss allowance	(396,249)	137,359
Lifetime expected credit losses | Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	(4,977,609)	1,975,223
Increase (decrease) in loss allowance	$ (2,363,654)	$ 1,340,200